Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding	12 Months Ended
Oct. 31, 2022 $ / shares shares
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	592,911
Number of warrants outstanding [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	250,000
Exercise price (in Dollars per share) | $ / shares	$ 4.5
Expiry date	Apr. 22, 2024
Exercise price [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	276,666
Exercise price (in Dollars per share) | $ / shares	$ 37.5
Expiry date	Dec. 22, 2022
Expiry date [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	66,245
Exercise price (in Dollars per share) | $ / shares	$ 60
Expiry date	Aug. 14, 2023